Retirement benefit plan - Changes in Defined Benefit Obligation (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Changes in defined benefit obligation [Abstract]
At beginning of period	SFr (5,770)	SFr (3,213)	SFr (7,098)
At end of period	(8,844)	(5,770)	(3,213)
Defined Benefit Obligation
Changes in defined benefit obligation [Abstract]
At beginning of period	(41,060)	(32,410)	(33,889)
Current service cost	(1,688)	(1,453)	(1,712)
Past service cost		(903)
Interest cost	(680)	(804)	(126)
Change in demographic assumptions	(16)	136	29
Change in financial assumptions	(3,846)	(2,908)	8,397
Change in experience assumptions	(1,078)	(57)	(1,726)
Benefits deposited	(2,504)	(1,265)	(2,327)
Employees' contributions	(1,583)	(1,396)	(1,056)
At end of period	SFr (52,455)	SFr (41,060)	SFr (32,410)